Derivative Instruments - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate fair value asset	$ 1,100,000	$ 0
Aggregate fair value liability	118,200,000	91,100,000
Restricted cash	$ 0	$ 1,200,000